Property, Equipment, Goodwill, Intangible Assets And Lease	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property, equipment, goodwill, intangible assets and lease
11. Property, equipment, goodwill, intangible assets and lease

a)	Changes in the period

	Property and equipment	Goodwill and intangible assets
As of January 1, 2019	99,127	504,915

Additions	43,749	39,974
Write-offs	(7,550)	(56)
Depreciation / Amortization in the period	(15,174)	(23,992)

As of September 30, 2019	120,152	520,841

Cost	165,314	604,298
Accumulated depreciation / amortization	(45,162)	(83,457)
As of January 1, 2020	142,464	553,452

Additions	40,011	79,127
Business combination (Note 2(f))	—	83,925
Write-offs (i)	(61,967)	(185)
Transfers	(6,143)	6,143
Depreciation / Amortization in the period	(19,609)	(52,928)

As of September 30, 2020	94,756	669,534

Cost	196,081	767,878
Accumulated depreciation / amortization	(101,325)	(98,344)

(i)
As previously mentioned on Note 2(h), as a result of the
COVID-19
pandemic, the Group decided to implement a permanent remote work model, which has resulted in initiatives to reduce some of its offices in the city of São Paulo. During the third quarter of 2020, the Company concluded its analysis and wrote-off
the corresponding properties and equipments of these offices. Some of these amounts was previously classified as impaired considering that the Conmpany was in the early stages of the assessment.

b)	Impairment test for goodwill
Given the interdependency of cash flows and the merger of business practices, all Group’s entities are considered a single cash generating units (“CGU”) and, therefore, goodwill impairment test is performed at the single operating level. Therefore, the carrying amount considered for the impairment test represents the Company’s equity.
The Group performs its annual impairment test in December and when circumstances indicates that the carrying value may be impaired. The Group’s impairment tests are based on value-in-use
calculations. The key assumptions used to determine the recoverable amount for the cash generating unit were disclosed in the annual consolidated financial statements for the year ended December 31, 2019. As of September 30, 2020, there were no indicators of a potential impairment of goodwill.

c)	Leases
Set out below, are the carrying amounts of the Group’s
right-of-use
assets and lease liabilities and the movements during the period.

	Right-of-use assets	Lease liabilities
As of January 1, 2019	133,870	148,494

Additions (i)	104,487	105,694
Depreciation expense	(23,235)	—
Interest expense	—	12,447
Effects of exchange rate	6,259	6,460
Payment of lease liabilities	—	(26,194)

As of September 30, 2019	221,381	246,901

Current	—	28,970
Non-current	221,381	217,931
As of January 1, 2020	227,478	255,406

Additions (i)	45,377	45,129
Depreciation expense	(33,363)	—
Write-offs (ii)	(78,321)	(78,322)
Interest expense	—	15,648
Revaluation (iii)	(9,115)	(10,050)
Impairment, net	264	—
Effects of exchange rate	29,694	32,675
Payment of lease liabilities	—	(45,903)

As of September 30, 2020	182,014	214,583

Current	—	31,566
Non-current	182,014	183,017

(i)	Additions to right-of-use assets in the period include prepayments to lessors and accrued liabilities.
(ii)
As previously mentioned on Note 2(h), as a result of the
COVID-19
pandemic, the Group decided to implement a permanent remote work model, which has resulted in initiatives to reduce some of its offices in the city of São Paulo. As consequence the Group has recorded the corresponding write-off
of the
right-of-use
and lease liabilities related to the early termination of the leasing contracts.

(iii)	Revaluation of discount rate that represent the current market assessment.
The Group recognized rent expense from short-term leases and low-value
assets of R$ 1,523 for the period ended September 30, 2020. The total rent expense of R$ 7,853, include other expenses related to leased offices such as condominium.

Depreciation and amortization expense have been charged in the following line items of consolidated statement of income:

	Nine months period ended September 30,		Three months period ended September 30,
	2020	2019	2020	2019
Property and equipment
Depreciation in the period	19,609	15,174	6,616	5,298
Leases
Depreciation in the period	33,363	23,235	10,313	8,796
Intangible assets
Amortization in the period	52,928	23,992	19,451	9,361

	105,900	62,401	36,380	23,455

13. Property, equipment, intangible assets and leases
(a) Property and equipment

	Data processing system	Furniture and equipment	Security systems	Facilities	Fixed assets in progress	Total
Balance as of January 1, 2017	9,679	8,677	459	8,789	1,061	28,665
Additions	6,308	6,309	5,650	9,915	2,187	30,369
Business combination (Note 5 (ii))	804	412	34	478		1,728
Write-offs	(149)	(1,690)	(9)	(2,503)	—	(4,351)
Transfers	709	2,181	—	358	(3,248)	—
Depreciations in the year	(3,608)	(2,628)	(1,227)	(1,875)	—	(9,338)

Balance as of December 31, 2017	13,743	13,261	4,907	15,162	—	47,073

Cost	27,400	19,124	6,403	19,281	—	72,208
Accumulated depreciation	(13,657)	(5,863)	(1,496)	(4,119)	—	(25,135)
Balance as of January 1, 2018	13,743	13,261	4,907	15,162	—	47,073
Additions	22,319	10,448	376	9,930	40,076	83,149
Write-offs	(40)	(924)	(30)	(5,078)	(553)	(6,625)
Transfers	31	2,109	192	37,191	(39,523)	—
Depreciation in the year	(7,282)	(3,253)	(2,892)	(11,043)	—	(24,470)

Balance as of December 31, 2018	28,771	21,641	2,553	46,162	—	99,127

Cost	48,023	29,613	6,388	47,843	—	131,867
Accumulated depreciation	(19,252)	(7,972)	(3,835)	(1,681)	—	(32,740)
Balance as of January 1, 2019	28,771	21,641	2,553	46,162	—	99,127
Additions	15,039	9,942	664	22,315	24,539	72,499
Write-offs	(304)	(2,047)	—	(6,112)	—	(8,463)
Transfers	—	2,409	—	22,130	(24,539)	—
Depreciation in the year	(9,059)	(4,189)	(1,673)	(5,778)	—	(20,699)

Balance as of December 31, 2019	34,447	27,756	1,544	78,717	—	142,464

Cost	62,235	38,086	7,716	84,726	—	192,763
Accumulated depreciation	(27,788)	(10,330)	(6,172)	(6,009)	—	(50,299)
(b) Intangible assets

	Software	Goodwill	Costumer list	Trademarks	Other intangible assets	Total
Balance as of January 1, 2017	16,871	90,999	9,179	1,799	4,422	123,270
Additions	12,243	—	—	33	8,351	20,627
Business combination (Note 5 ii))	4,404	281,702	50,077	19,304	2,028	357,515
Write-offs	(140)	—	—	—	—	(140)
Transfers	(799)	—	—	—	799	—
Amortization in the year	(6,879)	—	(9,286)	(898)	(1,002)	(18,065)

Balance as of December 31, 2017	25,700	372,701	49,970	20,238	14,598	483,207

Cost	35,489	372,701	72,072	21,230	18,753	520,245
Accumulated Amortization	(9,789)	—	(22,102)	(992)	(4,155)	(37,038)
Balance as of January 1, 2018	25,700	372,701	49,970	20,238	14,598	483,207
Additions	27,828	—	—	1,009	24,680	53,517
Business combination	—	9,799	—	—	—	9,799
Write-offs	(15)	—	—	—	(13,275)	(13,290)
Amortization in the year	(14,742)	—	(8,426)	(2,024)	(3,126)	(28,318)

Balance as of December 31, 2018	38,771	382,500	41,544	19,223	22,877	504,915

Cost	56,127	382,500	72,072	22,239	31,308	564,246
Accumulated amortization	(17,356)	—	(30,528)	(3,016)	(8,431)	(59,331)
Balance as of January 1, 2019	38,771	382,500	41,544	19,223	22,877	504,915
Additions	51,348	—	27,000	—	10,601	88,949
Write-offs	(2,283)	—	—	(33)	(466)	(2,782)
Amortization in the year	(21,526)	—	(7,945)	(2,702)	(5,457)	(37,630)

Balance as of December 31, 2019	66,310	382,500	60,599	16,488	27,555	553,452

Cost	104,270	382,500	105,977	22,239	39,823	654,809
Accumulated amortization	(37,960)	—	(45,378)	(5,751)	(12,268)	(101,357)

(c) Impairment test for goodwill
Given the interdependency of cash flows and the merger of business practices, all Group’s entities are considered a single cash generating units (“CGU”) and, therefore, goodwill impairment test is performed at the single operating level. Therefore, the carrying amount considered for the impairment test represents the Company’s equity.
The Group tests whether goodwill has suffered any impairment on an annual basis. For the years ended December 31, 2019 and 2018, the recoverable amount of the single CGU was determined based on value-in-use
calculations which require the use of assumptions. The calculations use cash flow projections based on financial budgets approved by management covering a four-year period.
Cash flows beyond the four-year period are extrapolated using the estimated growth rates, which are consistent with forecasts included in industry reports specific to the industry in which the Group operates.
The Group performed its annual impairment test as of December 31, 2019 and 2018 which did not result in the need to recognize impairment losses on the carrying value of goodwill.
Key assumptions used in
value-in-use
calculations and sensitivity to changes in assumptions are:

Assumption	Approach used to determine values
Sales	Average annual growth rate over the four-year forecast period; based on past performance and management’s expectations of market development.
Budgeted gross margin	Based on past performance and management’s expectations for the future.
Other operating costs	Fixed costs, which do not vary significantly with sales volumes or prices. Management forecasts these costs based on the current structure of the business, adjusting for inflationary increases but not reflecting any future restructurings or cost saving measures. The amounts disclosed above are the average operating costs for the four-year forecast period.
Annual capital expenditure	Expected cash costs. This is based on the historical experience of management, and the planned refurbishment expenditure. No incremental revenue or cost savings are assumed in the value-in-use
model as a result of this expenditure.
Long-term growth rate	This is the weighted average growth rate used to extrapolate cash flows beyond the budget period. The rates are consistent with forecasts included in industry reports.
Pre-tax discount rates	Reflect specific risks relating to the relevant segments and the countries in which they operate.
Discount rates represent the current market assessment of the risks specific to the Group, taking into consideration the time value of the money and risks of the underlying assets that have not been incorporated in the cash flow estimates, The discount rate calculation is based on the specific circumstances of the Group and is derived from its weighted average cost of capital (WACC). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the Group has. Adjustments to the discount rate are made to factor in the specific amount and timing of the future tax flows in order to reflect a pre-tax
discount rate. The average
pre-tax
discount rate applied to cash flow projections is 13,22% and net revenue.
d) Leases
Set out below, are the carrying amounts of the Group’s
right-of-use
assets and lease liabilities and the movements during the period:

	Right-of-use assets	Lease liabilities
As of January 1, 2019	133,870	148,494
Additions (i)	123,529	124,283
Depreciation expense	(32,831)	—
Interest expense	—	17,613
Effects of exchange rate	2,910	2,995
Payment of lease liabilities	—	(37,979)

As of December 31, 2019	227,478	255,406

Current	—	52,771
Non-current	227,478	202,635
(i) Additions to
right-of-use
assets in the period include prepayments to lessors and accrued liabilities.
The Group recognized rent expense from short-term leases and low-value
assets of R$ 1,746 for the period ended December 31, 2019. The total rent expense of R$ 9,225, include other expenses related to leased offices such as condominium.